Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remuneration To Board Members And Presidents In Subsidiaries [Abstract]
Salary and other remuneration	kr 477	kr 572
Of which annual variable remuneration	90	80
Pension costs	kr 34	kr 41